Employee benefit plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012	Mar. 31, 2011
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Number of years required for payment	2
Gains and losses of greater of the benefit obligation or the fair value of plan assets	10.00%
Accumulated benefit obligation	¥ 231,321	¥ 238,614
Fair value of plan assets	191,674	159,652	120,727
Expected contributions to plans	29,664
Contributions to the defined contribution pension plans	3,600	3,741	3,233
Contributions to overseas defined contribution pension plans	7,448	7,882	6,903
Health care benefit cost	7,434	7,614	6,760
Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	104,811	87,854
Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	59,505	49,562
Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	27,358	22,236	9,645
Equities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	23.00%
Fair value of plan assets	30,568	27,230
Equities [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	30,568	27,230
Debt securities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	50.00%
Life insurance [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	15.00%
Other [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	12.00%
Non-Japan plan [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	21	32
Non-Japan plan [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	25,296	20,848
Non-Japan plan [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	6,906	6,083
Fair value of real estate funds and annuities	6,906	6,083
Level 3 assets purchased		4,416
Overseas Subsidiaries [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Recognized asset for pension benefits	¥ 9,067	¥ 5,838